              STANDARD AND POOR'S DEPOSITARY RECEIPTS(TM) ("SPDRS")(TM)

                               SPDR TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 1998























"S&P", "S&P 500", "Standard & Poor's", "Standard & Poor's Depositary Receipts", and "SPDRs" are trademarks of McGraw-Hill, Inc. and have been licensed for use by PDR Services LLC and the American Stock Exchange LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or McGraw-Hill, Inc.

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998

-------------------------------------------------------------------------
COMMON STOCKS                                   SHARES          VALUE
-------------------------------------------------------------------------

3Com Corp.* .................................   346,282     $ 10,410,103
Abbott Lab. ................................. 1,529,590       66,441,566
Adobe Systems, Inc. ....... .................    70,555        2,447,377
Advanced Micro Devices, Inc.* ...............   142,143        2,638,529
Aeroquip-Vickers, Inc. ......................    29,251          840,966
Aetna, Inc. .................................   145,118       10,085,701
Ahmanson (H.F.) & Co. .......................   120,874        6,708,507
Air Products & Chemicals, Inc. ..............   227,516        6,768,601
Airtouch Communications, Inc.* ..............   562,294       32,050,758
Alberto-Culver Co., Class B .................    57,744        1,349,766
Albertson's, Inc. ...........................   238,026       12,883,157
Alcan Aluminum Ltd. .........................   232,080        5,439,375
Allegheny Teledyne, Inc. ....................   184,690        3,289,791
Allergan Pharmaceuticals, Inc. ..............    66,318        3,871,313
Allied Signal, Inc. .........................   559,998       19,809,929
Allstate Corp. ..............................   814,420       33,951,134
Alltel Corp. ................................   265,992       12,601,371
Aluminum Co. of America .....................   182,834       12,981,214
Alza Corp. ..................................    86,852        3,767,206
Amerada Hess Corp. ..........................    84,431        4,870,613
Ameren Corp. ................................   132,636        5,562,422
American Electric Power Co., Inc. ...........   192,636        9,403,045
American Express Co. ........................   448,798       34,837,945
American General Corp. ......................   250,929       16,028,090
American Greetings Corp., Class A ...........    66,905        2,646,929
American Home Products Corp. ................ 1,303,620       68,277,097
American International Group, Inc. .......... 1,041,166       80,169,782
American Stores Co. .........................   273,898        8,816,092
Ameritech Corp. ............................. 1,095,893       51,917,931
Amgen, Inc.* ................................   248,162       18,751,741
Amoco Corp. .................................   950,530       51,209,804
AMP, Inc. ...................................   221,171        7,906,863
AMR Corp.* ..................................   184,112       10,206,709
Anadarko Petroleum Corp. ....................   118,570        4,661,283
Andrew Corp. * ..............................    91,919        1,217,927
Anheuser-Busch Cos., Inc. ...................   475,345       25,668,630
Aon Corp. ...................................   167,478       10,802,331
Apache Corp. ................................    91,946        2,465,302
Apple Computer, Inc.* .......................   130,275        4,966,734
Applied Materials, Inc.* ....................   370,517        9,355,554
Archer-Daniels-Midland Co. ..................   602,054       10,084,404
Armco, Inc.* ................................   110,791          553,955
Armstrong World Industries, Inc. ............    41,612        2,226,242
ASARCO, Inc. ................................    42,605          814,821
Ascend Communications, Inc.* ................   184,302        8,385,741
Ashland, Inc. ...............................    76,306        3,529,153
Associates First Capital Corp. ..............   341,920       22,310,280
AT & T Corp. ................................ 1,794,103      104,842,894
Atlantic Richfield Co. ......................   314,114       22,282,462
Autodesk, Inc. ..............................    47,724        1,252,755
Automatic Data Processing, Inc. .............   298,133       22,285,442
Autozone, Inc. * ............................   151,731        3,736,376
Avery Dennison Corp. ........................   109,216        4,771,374
Avon Products, Inc. .........................   265,592        7,453,176
Baker Hughes, Inc. ..........................   320,220        6,704,606
Ball Corp. ..................................    31,015        1,093,279
Baltimore Gas & Electric Co. ................   150,706        5,029,813
Banc One Corp. ..............................   688,883       29,363,638
Bank of New York, Inc. ......................   741,088       20,287,284
BankAmerica Corp. ...........................   677,995       40,764,449
BankBoston Corp. ............................   295,604        9,754,932
Bankers Trust Co. (N.Y.) ....................    89,825        5,299,675
Bard (C.R.), Inc. ...........................    58,392        2,153,205
Barrick Gold Corp. ..........................   374,090        7,481,800
Battle Mountain Gold Co. ....................   231,897        1,405,876
Bausch & Lomb, Inc. .........................    56,774        2,235,476
Baxter International, Inc. ..................   272,909       16,238,085
BB & T Corp. ................................   274,700        8,223,831
Bear Stearns Cos., Inc. .....................   107,056        3,312,045
Becton, Dickinson & Co. .....................   245,802       10,108,607
Bell Atlantic Corp. ......................... 1,539,144       74,552,287
BellSouth Corp. .............................   971,985       73,141,871
Bemis Co., Inc. .............................    54,032        1,894,497
Bestfoods ...................................   278,398       13,484,903
Bethlehem Steel Corp.* ......................   116,877          964,235
Biomet, Inc. ................................   108,662        3,769,213
Black & Decker Corp. ........................    94,273        3,924,114
Block (H&R), Inc. ...........................   107,034        4,428,532
BMC Software, Inc..* ........................   212,600       12,753,874
Boeing Co. ..................................   999,207       34,285,290
Boise Cascade Corp. .........................    52,820        1,337,006
Boston Scientific Corp.* ....................   195,877       10,063,181
Briggs & Stratton Corp. .....................    23,745          976,513
Bristol-Myers Squibb Co. ....................   987,568      102,583,626
Brown-Forman Corp., Class B .................    70,992        4,259,520
Browning-Ferris Industries, Inc. ............   172,460        5,216,915
Brunswick Corp. .............................   101,203        1,309,314
Burlington Northern Santa Fe ................   474,728       15,191,296
Burlington Resources, Inc. ..................   180,493        6,745,926
Cabletron Systems, Inc.* ....................   160,336        1,803,780
Campbell Soup Co. ...........................   445,438       22,355,420
Capital One Financial Corp. .................    64,582        6,684,237
Cardinal Health, Inc. .......................   130,741       13,499,008
Carolina Power & Light Co. ..................   142,830        6,596,961
Case Corp. ..................................    75,414        1,640,255
Caterpillar, Inc. ...........................   356,434       15,883,590
CBS Corp. ...................................   710,428       17,227,879
Cendant Corp.* ..............................   827,176        9,615,921
Centex Corp. ................................    60,060        2,072,070
Central & South West Corp. ..................   216,820        6,192,921
Ceridian Corp.* .............................    72,792        4,176,441
Champion International Corp. ................    98,157        3,073,541
Chase Manhattan Corp. .......................   849,520       36,741,740
Chevron Corp. ...............................   647,223       54,407,183


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

-------------------------------------------------------------------------
COMMON STOCKS                                   SHARES          VALUE
-------------------------------------------------------------------------

Chrysler Corp. ..............................   643,749     $ 30,819,483
Chubb Corp. .................................   161,564       10,178,532
CIGNA Corp. .................................   208,000       13,754,000
Cincinnati Financial Corp. ..................   160,129        4,923,967
Cincinnati Milacron, Inc. ...................    39,644          612,004
CINergy Corp. ...............................   161,167        6,164,638
Circuit City Stores, Inc. ...................   101,042        3,365,962
Cisco Systems, Inc.* ........................ 1,542,521       95,347,079
Citicorp ....................................   448,417       41,674,755
Clear Channel Communications* ...............   248,564       11,806,790
Clorox Co. ..................................    98,059        8,089,867
Coastal Corp. ...............................   215,800        7,283,250
Coca Cola Co. ............................... 2,441,511      140,692,071
Colgate-Palmolive Co. .......................   291,061       19,937,678
Columbia / HCA Healthcare Corp. .............   628,326       12,605,790
Columbia Gas Systems, Inc. ..................    84,187        4,935,463
Comcast Corp., Class A ......................   360,243       16,908,906
Comerica, Inc. ..............................   148,200        8,123,212
Compaq Computer Corp. ....................... 1,648,790       52,142,984
Computer Associates International, Inc. .....   537,405       19,883,985
Computer Sciences Corp. .....................   157,532        8,585,494
ConAgra, Inc. ...............................   474,582       12,784,053
Conseco, Inc. ...............................   307,882        9,409,644
Consolidated Edison, Inc. ...................   225,423       11,750,174
Consolidated Natural Gas Co. ................    97,265        5,300,943
Consolidated Stores Corp.* ..................   108,363        2,126,624
Cooper Industries, Inc. .....................   107,717        4,389,468
Cooper Tire & Rubber Co. ....................    76,098        1,369,764
Coors (Adolph) Co., Class B .................    38,681        1,776,908
Corning, Inc. ...............................   232,886        6,855,582
Costco Cos., Inc.* ..........................   216,613       10,262,041
Countrywide Credit Industries, Inc. .........   106,748        4,443,386
Crane Co. ...................................    70,794        1,663,659
Crown Cork & Seal Co., Inc. .................   130,221        3,483,412
CSX Corp. ...................................   220,894        9,291,354
Cummins Engine Co., Inc. ....................    39,326        1,169,949
CVS Corp. ...................................   385,032       16,869,214
Cyprus Amax Minerals Co. ....................    95,992        1,271,894
Dana Corp. ..................................   162,629        6,068,095
Darden Restaurants, Inc. ....................   147,735        2,363,760
Data General Corp.* .........................    44,487          483,796
Dayton-Hudson Corp. .........................   426,198       15,236,578
Deere & Co. .................................   231,933        7,015,973
Dell Computer Corp.* ........................ 1,257,816       82,701,402
Delta Air Lines, Inc. .......................    74,291        7,224,800
Deluxe Corp. ................................    83,936        2,386,930
Dillards, Inc., Class A .....................   113,618        3,216,810
Disney (Walt) Co. (The) ..................... 2,027,002       51,308,488
Dollar General Corp. ........................   179,365        4,775,593
Dominion Resources, Inc. ....................   189,569        8,459,517
Donnelley (R.R.) & Sons Co. .................   132,706        4,669,592
Dover Corp. .................................   225,150        6,951,506
Dow Chemical Co. ............................   220,364       18,827,349
Dow Jones & Co., Inc. .......................    85,903        3,994,490
DTE Energy Co. ..............................   136,273        6,157,836
Du Pont (E.I.) de Nemours & Co., Inc......... 1,118,807       62,793,043
Duke Power Co. ..............................   355,021       23,497,952
Dun & Bradstreet Corp. ......................   156,375        4,222,125
Eastern Enterprises .........................    15,024          632,886
Eastman Chemical Co. ........................    79,979        4,033,941
Eastman Kodak Co. ...........................   316,152       24,442,501
Eaton Corp. .................................    69,809        4,376,152
Ecolab, Inc. ................................   133,237        3,788,927
Edison International ........................   349,588        8,980,042
EG & G, Inc. ................................    47,885        1,083,398
Electronic Data Systems Corp. ...............   484,084       16,065,538
EMC Corp. * .................................   487,317       27,868,441
Emerson Electric Co. ........................   435,206       27,091,573
Engelhard Corp. .............................   147,793        2,614,089
Enron Corp. .................................   321,456       16,976,895
Entergy Corp. ...............................   243,218        7,478,954
Equifax, Inc. ...............................   150,779        5,380,926
Exxon Corp. ................................. 2,415,705      169,552,295
Fannie Mae................................... 1,027,960       66,046,430
Federal Express Corp.* ......................   149,225        6,733,778
Freddie Mac..................................   670,438       33,144,779
Federated Department Stores, Inc.* ..........   212,304        7,722,558
Fifth Third Bancorp .........................   256,180       14,730,350
First Chicago NBD Corp. .....................   282,817       19,372,964
First Data Corp. ............................   437,850       10,289,475
First Union Corp. ...........................   965,534       49,423,272
First Energy Corp. ..........................   233,559        7,254,926
Fleet Financial Group, Inc. .................   277,906       20,408,722
Fleetwood Enterprises, Inc. .................    36,645        1,106,221
Fluor Corp. .................................    69,895        2,870,063
FMC Corp.* ..................................    37,057        1,910,752
Ford Motor Co. .............................. 1,204,437       56,533,262
Fort James Corp. ............................   214,387        7,034,573
Fortune Brands, Inc. ........................   173,390        5,136,679
Foster Wheeler Corp. ........................    41,267          567,421
FPL Group, Inc. .............................   174,933       12,190,643
Franklin Resources, Inc .....................   249,752        7,492,560
Freeport McMoran Copper &Gold ...............   149,868        1,779,683
Frontier Corp. ..............................   166,554        4,559,416
Fruit of the Loom, Inc.* ....................    74,763        1,126,118
Gannett Co., Inc. ...........................   276,667       14,818,976
Gap, Inc. (The) .............................   386,028       20,362,977
Gateway 2000, Inc.* .........................   155,854        8,123,890
General Dynamics Corp. ......................   128,240        6,436,045
General Electric Co. ........................ 3,225,733      256,647,382
General Instrument Corp.* ...................   143,376        3,100,506
General Mills, Inc. .........................   148,852       10,419,640
General Motors Corp. ........................   643,435       35,187,852
General Reinsurance Corp. ...................    75,031       15,231,293


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

-------------------------------------------------------------------------
COMMON STOCKS                                   SHARES          VALUE
-------------------------------------------------------------------------

General Signal Corp. ........................    48,977     $  1,662,157
Genuine Parts Co. ...........................   166,097        4,993,291
Georgia-Pacific Corp. .......................    93,404        4,261,558
Gillette Co. ................................ 1,105,542       42,286,981
Golden West Financial Corp. .................    58,342        4,773,105
Goodrich (B.F.) Co. .........................    66,576        2,176,203
Goodyear Tire & Rubber Co. (The) ............   159,364        8,187,325
GPU, Inc. ...................................   124,810        5,304,425
Grace (W. R.) & Co.* ........................    73,306          911,743
Grainger (W.W.), Inc. .......................   100,250        4,223,031
Great Atlantic & Pacific Tea Co., Inc. ......    38,494          933,480
Great Lakes Chemical Corp. ..................    58,635        2,279,436
GTE Corp. ...................................   954,211       52,481,605
Guidant Corp. ...............................   151,854       11,275,159
Halliburton Co. .............................   440,287       12,575,697
Harcourt General, Inc. ......................    72,838        3,523,538
Harnischfeger Industries, Inc. ..............    49,727          559,429
Harrahs Entertainment, Inc.* ................   105,063        1,398,651
Harris Corp. ................................    80,608        2,579,456
Hartford Financial Services Group ...........   224,698       10,659,111
Hasbro, Inc. ................................   133,182        3,928,869
HBO & Co. ...................................   415,092       11,985,781
HCR Manor Care, Inc.* .......................   104,452        3,061,749
Healthsouth Corp.* ..........................   392,394        4,144,662
Heinz (H.J.) Co. ............................   362,802       18,548,252
Helmerich & Payne, Inc. .....................    51,520        1,081,920
Hercules, Inc. ..............................    98,430        2,959,052
Hershey Foods Corp. .........................   142,185        9,730,786
Hewlett Packard Co. ......................... 1,029,067       54,476,234
Hilton Hotels Corp. .........................   252,348        4,305,688
Home Depot, Inc. (The) ...................... 1,450,414       57,291,353
Homestake Mining Co. ........................   167,623        2,032,429
Honeywell, Inc. .............................   121,562        7,787,566
Household International, Inc. ...............   488,378       18,314,175
Houston Industries, Inc. ....................   284,863        8,866,361
Humana, Inc.* ...............................   167,404        2,741,241
Huntington Bancshares, Inc. .................   206,406        5,185,951
Ikon Office Solutions, Inc. .................   134,964          970,054
Illinois Tool Works, Inc. ...................   241,784       13,177,228
IMS Health, Inc. ............................   154,522        9,570,706
Inco, Ltd. ..................................   171,449        1,757,352
Ingersoll Rand Co. ..........................   164,738        6,249,748
Intel Corp. ................................. 1,668,685      143,089,739
International Business Machines Corp. .......   926,777      118,627,456
International Flavors &Fragrances, Inc. .....   108,959        3,595,647
International Paper Co. .....................   306,911       14,309,725
Interpublic Group of Cos., Inc. .............   128,541        6,933,180
ITT Industries, Inc. ........................   121,156        4,104,160
Jefferson-Pilot Corp. .......................    99,787        6,037,114
Johnson & Johnson ........................... 1,334,116      104,394,577
Johnson Controls, Inc. ......................    85,670        3,983,655
Jostens, Inc. ...............................    39,323          815,952
K Mart Corp.* ...............................   497,325        5,936,817
Kaufman & Broad Home Corp. ..................    39,266          920,297
Kellogg Co. .................................   393,963       12,976,156
Kerr-McGee Corp. ............................    49,139        2,235,825
Keycorp .....................................   435,676       12,580,144
Kimberly-Clark Corp. ........................   535,399       21,683,659
King World Productions, Inc. ................    75,928        1,983,619
Kla-Tencor Corp.* ...........................    85,862        2,135,817
Knight Ridder, Inc. .........................    79,768        3,549,676
Kohls Corp.* ................................   157,132        6,128,148
Kroger Co.* .................................   258,194       12,909,700
Laidlaw, Inc ................................   328,042        3,095,896
Lehman Brothers Holdings, Inc. ..............   118,767        3,355,168
Lilly (Eli) & Co. ........................... 1,088,872       85,272,288
Limited, Inc. (The) .........................   220,813        4,844,085
Lincoln National Corp. ......................    95,864        7,884,814
Liz Claiborne, Inc. .........................    67,051        1,755,898
Lockheed Martin Corp. .......................   195,338       19,692,512
Loews Corp. .................................   116,001        9,787,584
Longs Drug Stores Corp. .....................    40,059        1,609,871
Louisiana Pacific Corp. .....................   112,498        2,292,147
Lowes Cos., Inc. ............................   349,998       11,134,311
LSI Logic Corp.* ............................   140,195        1,769,962
Lucent Technologies, Inc. ................... 1,298,870       89,703,209
Mallinckrodt, Inc. ..........................    75,520        1,534,000
Marriott International, Inc. ................   234,125        5,589,734
Marsh & McLennan Cos., Inc. .................   253,814       12,627,246
Masco Corp. .................................   337,000        8,298,625
Mattel, Inc. ................................   296,542        8,303,176
May Department Stores Co. ...................   232,660       11,981,990
Maytag Corp. ................................    83,544        3,989,226
MBIA, Inc. ..................................    92,492        4,965,664
MBNA Corp. ..................................   486,221       13,918,076
McDermott International, Inc. ...............    58,327        1,571,184
McDonald's Corp. ............................   673,924       40,224,839
McGraw-Hill, Inc. ...........................    99,194        7,861,125
MCI Worldcom, Inc.* ......................... 1,749,496       85,506,594
Mead Corp. ..................................   107,270        3,157,761
Mediaone Group, Inc. ........................   598,620       26,601,176
Medtronic, Inc. .............................   460,181       26,632,975
Mellon Bank Corp. ...........................   256,991       14,150,567
Mercantile Bancorp, Inc. ....................   136,162        6,586,837
Merck & Co., Inc. ........................... 1,179,521      152,821,690
Meredith Corp. ..............................    55,449        1,774,368
Merrill Lynch & Co., Inc. ...................   339,257       16,072,300
Meyer (Fred), Inc. ..........................   150,586        5,854,031
MGIC Investment Corp. .......................   115,488        4,258,620
Micron Technology, Inc.* ....................   214,630        6,532,801
Microsoft Corp.* ............................ 2,447,412      269,368,283
Millipore Corp. .............................    44,391          846,203
Minnesota Mining & Manufacturing Co. ........   399,667       29,450,462
Mirage Resorts, Inc.* .......................   179,512        3,006,826


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

-------------------------------------------------------------------------
COMMON STOCKS                                   SHARES          VALUE
-------------------------------------------------------------------------

Mobil Corp. .................................   776,155     $ 58,939,270
Monsanto Co. ................................   587,401       33,114,731
Moore Corp. Ltd. ............................    86,292          911,459
Morgan (J.P.) & Co., Inc. ...................   175,900       14,885,537
Morgan Stanley, Dean Witter, Discover
  and Co. ...................................   573,727       24,706,119
Morton International,Inc. ...................   127,742        2,794,356
Motorola, Inc. ..............................   590,506       25,207,225
Nacco Industries, Inc.,Class A ..............     8,435          843,500
Nalco Chemical Co. ..........................    67,819        2,000,661
National City Corp. .........................   323,087       21,303,549
National Semiconductor Corp.* ...............   164,726        1,595,783
National Service Industries, Inc. ...........    43,724        1,393,703
NationsBank Corp. ...........................   951,427       50,901,344
Navistar International Corp.* ...............    52,218        1,181,432
New York Times Co. (The),Class A ............   176,060        4,841,650
Newell Co. ..................................   162,484        7,484,419
Newmont Mining Corp. ........................   159,749        3,873,913
Nextel Communications, Inc.* ................   267,420        5,398,541
Niagara Mohawk Power Corp.* .................   156,324        2,403,482
NICOR, Inc. .................................    50,203        2,080,287
Nike, Inc., Class B .........................   276,691       10,185,687
Nordstrom, Inc. .............................   155,540        3,849,615
Norfolk Southern Corp. ......................   381,911       11,099,288
Northern States Power Co. ...................   147,664        4,143,821
Northern Telecom Ltd. .......................   640,664       20,501,248
Northern Trust Corp. ........................   112,673        7,689,932
Northrop Corp. ..............................    67,186        4,904,578
Norwest Corp. ...............................   744,039       26,645,897
Novell, Inc.* ...............................   355,476        4,354,581
Nucor Corp. .................................    90,365        3,671,078
Occidental Petroleum Corp. ..................   345,566        7,429,669
Omnicom Group Inc. ..........................   166,194        7,478,730
ONEOK, Inc. .................................    30,038        1,021,292
Oracle Systems Corp.* .......................   955,247       27,821,569
Oryx Energy Co.* ............................   107,919        1,396,202
Owens Corning ...............................    54,077        1,760,882
Owens-Illinois, Inc.* .......................   153,886        3,847,150
P P & L Resources, Inc. .....................   136,691        3,536,880
PACCAR, Inc. ................................    80,003        3,295,124
PacifiCorp ..................................   301,388        5,782,882
Pall Corp. ..................................   125,092        2,775,479
Parametric Technology Corp.* ................   263,660        2,653,079
Parker-Hannifin Corp. .......................   114,356        3,394,944
Paychex, Inc. ...............................   168,100        8,601,677
Peco Energy Co. .............................   211,241        7,723,499
Penney (J.C.) Co., Inc. .....................   252,188       11,332,698
Pennzoil Co. ................................    47,940        1,680,896
Peoples Energy Corp. ........................    36,377        1,309,572
Pep Boys-Manny Moe & Jack ...................    64,381          861,096
PepsiCo, Inc. ............................... 1,450,791       42,707,660
Perkin-Elmer Corp. ..........................    46,298        3,180,094
Pfizer, Inc. ................................ 1,295,811      137,274,978
PG&E Corp. ..................................   376,602       12,027,726
Pharmacia & Upjohn, Inc. ....................   498,115       24,999,147
Phelps Dodge Corp. ..........................    59,077        3,083,081
Philip Morris Cos., Inc. .................... 2,413,438      111,168,988
Phillips Petroleum Co. ......................   250,710       11,313,289
Pioneer Hi Bred International, Inc. .........   236,998        6,221,198
Pitney Bowes, Inc. ..........................   270,379       14,211,796
Placer Dome, Inc. ...........................   247,219        3,414,712
PNC Financial Corp. .........................   293,020       13,185,900
Polaroid Corp. ..............................    46,206        1,134,935
Potlatch Corp. ..............................    29,959        1,020,478
PPG Industries, Inc. ........................   169,602        9,253,909
Praxair, Inc. ...............................   161,003        5,262,786
Procter & Gamble Co. ........................ 1,327,068       94,138,886
Progressive Corp. ...........................    72,320        8,154,080
Provident Cos., Inc. ........................   134,640        4,544,100
Providian Financial Corp. ...................    96,461        8,181,099
Public Service Enterprise, Inc. .............   221,502        8,707,797
Pulte Corp. .................................    45,010        1,105,558
Quaker Oats Co. .............................   129,579        7,645,161
Ralston Purina Co. ..........................   304,846        8,916,745
Raychem Corp. ...............................    77,249        1,882,944
Raytheon Co. ................................   338,795       18,273,755
Reebok International Ltd.* ..................    57,420          778,759
Regions Financial Corp. .....................   210,032        7,613,660
Republic New York Corp. .....................   110,526        4,365,777
Reynolds Metals Co. .........................    74,358        3,778,316
Rite Aid Corp. ..............................   254,732        9,042,986
RJR Nabisco, Inc. ...........................   315,320        7,942,123
Rockwell International Corp. ................   180,700        6,527,788
Rohm & Haas Co. .............................   174,045        4,840,627
Rowan Cos., Inc.* ...........................    88,484          989,915
Royal Dutch Petroleum Co. ................... 2,121,600      101,041,200
Rubbermaid, Inc. ............................   154,294        3,693,413
Russell Corp. ...............................    38,351        1,006,714
Ryder Systems, Inc. .........................    77,603        1,930,375
SAFECO Corp. ................................   135,348        5,642,320
Sara Lee Corp. ..............................   457,692       24,715,368
SBC Communications, Inc. .................... 1,822,934       81,006,630
Schering-Plough Corp. .......................   724,581       75,039,420
Schlumberger Ltd. ...........................   538,984       27,117,632
Schwab (Charles) Corp. ......................   269,649       10,617,429
Scientific-Atlanta, Inc. ....................    79,945        1,688,838
Seagate Technology, Inc.* ...................   248,825        6,236,177
Seagram Co. Ltd. (The) ......................   337,038        9,668,778
Sealed Air Corp.* ...........................    81,383        2,594,077
Sears, Roebuck & Co. ........................   383,224       16,933,710
Sempra Energy ...............................   225,525        5,877,745
Service Corp. International .................   250,540        7,985,962
Shared Medical System .......................    25,328        1,347,133
Sherwin-Williams Co. ........................   176,005        3,806,108


See accompanying notes to financial statements

SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1998

-------------------------------------------------------------------------
COMMON STOCKS                                   SHARES          VALUE
-------------------------------------------------------------------------

Sigma Aldrich Corp. .........................   103,204     $  2,980,016
Silicon Graphics, Inc.* .....................   180,490        1,692,094
SLM Holding Corp. ...........................   167,486        5,432,827
Snap On, Inc. ...............................    62,308        1,919,865
Sonat, Inc. .................................   110,950        3,314,631
Southern Co. ................................   697,685       20,538,102
Southwest Airlines Co. ......................   337,369        6,747,380
Springs Industries, Inc. ....................    20,124          699,309
Sprint Corp. ................................   425,190       30,613,680
St. Jude Medical Center, Inc.* ..............    87,126        2,014,789
St. Paul Cos., Inc. .........................   233,008        7,572,760
Stanley Works (The) .........................    90,341        2,687,645
State Street Corp. ..........................   163,594        8,926,098
Stone Container Corp.* ......................   101,365          874,273
Summit Bancorp. .............................   163,746        6,140,475
Sun Co., Inc. ...............................    79,872        2,555,904
Sun Microsystems, Inc.* .....................   375,734       18,716,250
SunAmerica, Inc. ............................   190,841       11,641,301
Suntrust Banks, Inc. ........................   201,866       12,515,692
Supervalu, Inc. .............................   114,384        2,666,577
Synovus Financial Corp. .....................   264,950        5,232,763
Sysco Corp. .................................   333,444        7,856,774
Tandy Corp. .................................    93,310        4,992,085
Tektronix, Inc. .............................    51,326          795,553
Tele-Communications, Inc.* ..................   518,701       20,294,177
Tellabs, Inc. * .............................   185,575        7,388,205
Temple-Inland, Inc. .........................    57,288        2,742,663
Tenet Healthcare Corp.* .....................   307,918        8,852,642
Tenneco, Inc. ...............................   158,457        5,209,274
Texaco, Inc. ................................   534,760       33,522,767
Texas Instruments, Inc. .....................   390,219       20,584,052
Texas Utilities Co. .........................   270,243       12,583,190
Textron, Inc. ...............................   164,962       10,000,821
Thermo Electron Corp.* ......................   155,479        2,341,902
Thomas & Betts Corp. ........................    55,426        2,109,652
Time Warner, Inc. ...........................   586,085       51,319,068
Times Mirror Co., Class A ...................    85,212        4,526,888
Timken Co. ..................................    65,018          983,397
TJX Cos., Inc. (The) ........................   318,986        5,681,938
Torchmark Corp. .............................   142,919        5,136,152
Toys R Us Co.* ..............................   253,215        4,098,918
Transamerica Corp. ..........................    62,020        6,574,120
Travelers, Inc. ............................. 1,139,950       42,748,125
Tribune Co. .................................   123,332        6,205,141
Tricon Global Restaurants, Inc.* ............   155,072        6,047,808
TRW, Inc. ...................................   124,587        5,528,548
Tupperware Corp. ............................    63,426          745,256
Tyco Laboratories, Inc. .....................   579,601       32,022,955
U. S. West, Inc. ............................   491,589       25,777,698
U.S. Bancorp ................................   733,982       26,102,235
U.S. Surgical Corp. .........................    70,785        2,950,850
Unicom Corp. ................................   206,185        7,706,164
Unilever N. V. (N.Y. shares) ................   630,486       38,617,267
Union Camp Corp. ............................    70,755        2,785,978
Union Carbide Corp. .........................   126,856        5,470,665
Union Pacific Corp. .........................   238,178       10,152,337
Union Pacific Resources Group, Inc. .........   257,062        3,165,076
Union Planters Corp. ........................   131,000        6,582,750
Unisys Corp.* ...............................   251,834        5,729,224
United Healthcare Corp. .....................   191,721        6,710,235
United Technologies Corp. ...................   223,909       17,115,044
Unocal Corp. ................................   223,369        8,097,126
Unum Corp. ..................................   130,632        6,490,778
USAir Group, Inc.* ..........................    86,999        4,404,324
UST, Inc. ...................................   189,298        5,596,122
USX-Marathon Group ..........................   291,415       10,327,019
USX-U.S. Steel Group ........................    87,474        2,088,442
V.F. Corp. ..................................   123,319        4,578,218
Venator Group, Inc.* ........................   137,995        1,198,832
Viacom, Inc.* ...............................   356,627       20,684,366
Wachovia Corp. ..............................   204,280       17,414,870
Wal-Mart Stores, Inc. ....................... 2,213,354      120,904,462
Walgreen Co. ................................   477,929       21,058,747
Warner-Lambert Co. ..........................   809,004       61,079,802
Washington Mutual, Inc. .....................   384,498       12,976,807
Waste Management, Inc. ......................   555,597       26,703,381
Wells Fargo & Co. ...........................    84,187       29,886,385
Wendy's International, Inc. .................   133,234        2,956,129
Westvaco Corp. ..............................   104,196        2,500,704
Weyerhaeuser Co. ............................   189,763        8,005,627
Whirlpool Corp. .............................    76,698        3,604,806
Willamette Industries, Inc. .................   113,151        3,246,019
Williams Cos., Inc. (The) ...................   418,524       12,032,565
Winn-Dixie Stores, Inc. .....................   148,856        5,535,583
Worthington Industries, Inc. ................    96,922        1,211,525
Wrigley (Wm) Jr. Co. ........................   116,815        8,870,639
Xerox Corp. .................................   322,959       27,370,775

Total Investments - (Cost $8,705,757,098)                 $8,052,798,893
                                                          ==============

(*) Denotes non-income producing security.


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

------------------------------------------------------------------------------

ASSETS
 Investments in securities, at value (cost $8,705,757,098) ..... $8,052,798,893
 Cash ..........................................................     29,508,087
 Receivable for investments sold ...............................     40,492,999
 Dividends receivable ..........................................     10,157,070
                                                                 --------------
TOTAL ASSETS ...................................................  8,132,957,049

LIABILITIES
 Payable for investments purchased .............................     27,938,301
 Payable for income delivered for SPDR's redeemed in-kind ......        140,581
 Distributions payable .........................................     27,343,651
 Due to Sponsor ................................................      3,706,835
 Accrued Trustee fees ..........................................      2,206,713
 Accrued expenses and other liabilities ........................      2,276,843
                                                                 --------------
Total Liabilitities ............................................     63,612,924
                                                                 --------------
NET ASSETS ..................................................... $8,069,344,125
                                                                 ==============

NET ASSETS REPRESENTED BY:
 Paid in surplus relating to 79,266,004 units of
  fractional undivided interest ("SPDRs") outstanding;
  unlimited units authorized ................................... $8,747,556,906
 Distribution in excess of net investment income ...............     (3,802,740)
 Accumulated net realized loss on investments ..................    (21,451,836)
 Net unrealized depreciation on investments ....................   (652,958,205)
                                                                 --------------
NET ASSETS ..................................................... $8,069,344,125
                                                                 ==============

NET ASSET VALUE PER SPDR ($8,069,344,125 / 79,266,004 SPDRs) ... $       101.80
                                                                 ==============


See accompanying notes to financial statements

SPDR TRUST SERIES 1
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------------------------

                                                   FOR THE YEAR      FOR THE NINE MONTH     FOR THE YEAR         FOR THE YEAR
                                                       ENDED            PERIOD ENDED            ENDED               ENDED
                                                SEPTEMBER 30, 1998   SEPTEMBER 30, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                ------------------   ------------------   -----------------   -----------------
INVESTMENT INCOME
  Dividend income (a) ........................   $    93,269,315        $ 38,356,337        $ 29,620,992        $ 16,060,887
                                                 ---------------        ------------        ------------        ------------

EXPENSES
  Trustee expense ............................         6,990,046           2,578,842           1,806,689             909,805
  S&P license fee ............................         2,504,990             563,541             347,506             218,098
  Marketing expense ..........................         2,213,340             431,452             436,049                  --
  SEC registration expense ...................         1,125,070             450,401             203,447             136,000
  Legal and audit services ...................           229,520             143,826             135,000              80,000
  Other expenses .............................           130,705              90,978              41,002              21,000
  Amortization of organization costs .........            35,416              81,912             110,000             110,000
                                                 ---------------        ------------        ------------        ------------
Total expenses ...............................        13,229,087           4,340,952           3,079,693           1,474,903
  Rebate from Sponsor ........................          (410,301)           (249,830)           (434,407)           (180,244)
  Rebate from Trustee ........................        (1,149,645)                 --                  --                  --
                                                 ---------------        ------------        ------------        ------------
Net expenses .................................        11,669,141           4,091,122           2,645,286           1,294,659
  Trustee earnings credit ....................          (488,977)           (194,498)           (176,370)           (107,356)
                                                 ---------------        ------------        ------------        ------------
Net expenses after Trustee earnings credit ...        11,180,164           3,896,624           2,468,916           1,187,303
                                                 ---------------        ------------        ------------        ------------

NET INVESTMENT INCOME ........................        82,089,151          34,459,713          27,152,076          14,873,584
                                                 ---------------        ------------        ------------        ------------

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on
   investment transactions ...................     1,878,084,944           4,973,050          12,398,283           6,289,657
  Net increase in unrealized
   appreciation (depreciation) ...............    (1,707,909,730)        644,808,026         236,120,771         170,848,065
                                                 ---------------        ------------        ------------        ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ..............................       170,175,214         649,781,076         248,519,054         177,137,722
                                                 ---------------        ------------        ------------        ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...   $   252,264,365        $684,240,789        $275,671,130        $192,011,306
                                                 ===============        ============        ============        ============


(a) Net of withholding tax expense of $586,136, $289,809, $182,561, and $109,162 for 1998, 1997, 1996, and 1995, respectively.


See accompanying notes to financial statements


SPDR TRUST SERIES 1
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------

                                                   FOR THE YEAR      FOR THE NINE MONTH     FOR THE YEAR         FOR THE YEAR
                                                       ENDED            PERIOD ENDED            ENDED               ENDED
                                                SEPTEMBER 30, 1998   SEPTEMBER 30, 1997   DECEMBER 31, 1996   DECEMBER 31, 1995
                                                ------------------   ------------------   -----------------   -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income.......................   $    82,089,151       $   34,459,713      $   27,152,076      $   14,873,584
  Net realized gain on
   investment transactions....................     1,878,084,944            4,973,050          12,398,283           6,289,657
  Net increase (decrease)
   in unrealized appreciation.................    (1,707,909,730)         644,808,026         236,120,771         170,848,065
                                                 ---------------       --------------      --------------      --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS....       252,264,365          684,240,789         275,671,130         192,011,306
                                                 ---------------       --------------      --------------      --------------

UNDISTRIBUTED NET INVESTMENT INCOME
 INCOME INCLUDED IN PRICE OF UNITS
  ISSUED AND REDEEMED, NET....................         6,830,907              420,891           1,962,474             325,692
                                                 ---------------       --------------      --------------      --------------

DISTRIBUTIONS TO UNITHOLDERS FROM:
  Net investment income.......................       (82,089,151)         (33,466,398)        (27,037,456)        (14,873,584)
  In excess of net investment income..........        (4,796,055)                  --                  --            (310,588)
  Net realized gains..........................                --                   --          (3,078,255)           (128,321)
                                                 ---------------       --------------      --------------      --------------
TOTAL DISTRIBUTIONS TO UNITHOLDERS............       (86,885,206)         (33,466,398)        (30,115,711)        (15,312,493)
                                                 ---------------       --------------      --------------      --------------

NET INCREASE IN NET ASSETS FROM
 ISSUANCE AND REDEMPTION OF SPDRS.............     3,844,189,382        1,393,422,226         759,578,491         401,629,719
                                                 ---------------       --------------      --------------      --------------

NET INCREASE IN NET ASSETS DURING PERIOD......     4,016,399,448        2,044,617,508       1,007,096,384         578,654,224
NET ASSETS AT BEGINNING OF PERIOD.............     4,052,944,677        2,008,327,169       1,001,230,785         422,576,561
                                                 ---------------       --------------      --------------      --------------
NET ASSETS END OF PERIOD*.....................   $ 8,069,344,125       $4,052,944,677      $2,008,327,169      $1,001,230,785
                                                 ===============       ==============      ==============      ==============

*INCLUDES UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME.........   $    (3,802,740)      $      993,315      $           --      $   (1,122,255)
                                                 ---------------       --------------      --------------      --------------


See accompanying notes to financial statements

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                         FOR THE YEAR  FOR THE PERIOD     FOR THE YEAR   FOR THE YEAR  FOR THE YEAR  FOR THE PERIOD
                                             ENDED          ENDED             ENDED         ENDED          ENDED        ENDED
                                            9/30/98        9/30/97           12/31/96      12/31/95       12/31/94     12/31/93(1)
                                         ------------  --------------     ------------   ------------  ------------  --------------

NET ASSET VALUE, BEGINNING OF PERIOD ...  $    94.78     $    74.08        $    61.61    $    45.93      $  46.62       $  43.54
                                          ----------     ----------        ----------    ----------      --------       --------

Investment Operations:
  Net investment income ................        1.41           1.03              1.35          1.26          1.22           1.15
  Net realized and unrealized gain
   (loss) on investments ...............        7.01          20.67             12.52         15.70         (0.68)          3.06
                                          ----------     ----------        ----------    ----------      --------       --------
Total from investment operations .......        8.42          21.70             13.87         16.96          0.54           4.21
                                          ----------     ----------        ----------    ----------      --------       --------

Less distributions from:
  Net investment income ................       (1.32)         (1.00)            (1.28)        (1.24)        (1.23)         (1.10)
  In excess of net investment income ...       (0.08)            --                --         (0.03)           --             --
  Net realized gains ...................          --             --             (0.12)        (0.01)           --          (0.03)
                                          ----------     ----------        ----------    ----------      --------       --------
Total distributions ....................       (1.40)         (1.00)            (1.40)        (1.28)        (1.23)         (1.13)
                                          ----------     ----------        ----------    ----------      --------       --------
NET ASSET VALUE, END OF PERIOD .........  $   101.80     $    94.78        $    74.08    $    61.61      $  45.93       $  46.62
                                          ==========     ==========        ==========    ==========      ========       ========

TOTAL INVESTMENT RETURN ................        8.82%         29.38%            22.67%        37.23%         1.15%          9.78%
RATIOS AND SUPPLEMENTAL DATA
 Ratio to average net assets:
  Total expenses (2) ...................        0.19%          0.19%(3)          0.20%         0.20%         0.20%          0.20%(3)
  Net expenses after rebates and
     Trustee earnings credit (2) .......        0.18%          0.18%(3)          0.18%         0.19%           --             --
  Net investment income ................        1.35%          1.63%(3)          2.03%         2.35%         2.63%          2.62%(3)
Portfolio turnover rate (4) ............        4.71%          3.22%             4.37%         4.02%         4.07%          2.40%
NET ASSETS, END OF PERIOD (000'S) ......  $8,069,344     $4,052,945        $2,008,327    $1,001,231      $422,577       $461,557

------------------------------------------------------------------------------------------------------------------------------------
(1) The Trust commenced operations on January 22, 1993.
(2) Net of expenses reimbursed by the Sponsor and Trustee in 1998 and Sponsor in 1994 through 9/30/97. If the Trust had borne all expenses reimbursed by the Sponsor and Trustee as noted, the ratio of expenses to average net assets would have increased by
    0.03%, 0.02%, 0.03%, 0.03%, and 0.01% in 1998, 1997, 1996, 1995, and 1994, respectively.
(3) Annualized.
(4) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.


SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" - see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust. Effective September 30, 1997, the fiscal year end of the Trust changed from December 31 to September 30.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the closing bid price on the exchange which is deemed to be the principal market for the security. If there is no closing bid price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

ORGANIZATION COSTS
The Trust incurred organization costs of $549,500, which were capitalized and charged to operations ratably over a period of 60 months from the commencement of operations.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (CONTINUED)

--------------------------------------------------------------------------------

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences. During 1998, the Trust reclassified $1,896,359,332 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 1998, the Trust had a capital loss carryforward of $33,523. This loss may be utilized to offset any net realized capital gains through September 30, 2005.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P Index. For these services, the Trustee receives a fee at the following annual rates:

 NET ASSET VALUE OF THE TRUST      FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
 ----------------------------      ---------------------------------------------------
 $0 - $499,999,999                 15/100 of 1% per annum plus or minus the Adjustment Amount
 $500,000,000 - $999,999,999       13/100 of 1% per annum plus or minus the Adjustment Amount
 $1,000,000,000 - and above        11/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 1998, the Adjustment Amount reduced the Trustee's fee by $464,611. The Adjustment Amount included a deficiency of net transaction fees from processing orders of ($24,366) and a Trustee earnings credit of $488,977.

For the year ended September 30, 1998, PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of the American Stock Exchange LLC) and State Street Bank and Trust Company (the "Trustee") agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust which exceeded 18.45/100 of 1% per annum of the daily net asset value of the Trust. The amount of such reimbursement by the Sponsor and Trustee for the year ended September 30, 1998 was $410,301 and $1,149,645, respectively.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (CONTINUED)

--------------------------------------------------------------------------------

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRs were as follows:

                                       Year Ended                   Nine Month Period Ended
                                   September 30, 1998             September 30, 1997 (Note 1)
                               SPDRs             Amount             SPDRs            Amount
                            -----------     ----------------     -----------    ---------------

SPDRs sold                  123,400,000     $12,952,751,200      23,800,000     $2,120,759,371
Dividend reinvestment
   SPDRs issued                   3,020             309,869           4,003            328,997
SPDRs redeemed              (86,900,000)     (9,102,040,780)     (8,150,000)      (727,245,251)
Net income equalization              --          (6,830,907)             --           (420,891)
                            -----------     ---------------      ----------     --------------
Net increase                 36,503,020     $ 3,844,189,382      15,654,003     $1,393,422,226
                            ===========     ===============      ==========     ==============


                                       Year Ended                           Year Ended
                                   December 31, 1996                    December 31, 1995
                               SPDRs             Amount             SPDRs            Amount
                            -----------     ----------------     -----------    ---------------

SPDRs sold                   15,750,000     $ 1,100,700,575      11,700,000     $  640,975,632
Dividend reinvestment
   SPDRs issued                   7,625             506,869           1,291             69,292
SPDRs redeemed               (4,900,000)       (339,666,479)     (4,650,000)      (239,089,513)
Net income equalization              --          (1,962,474)             --           (325,692)
                            -----------     ---------------      ----------     --------------
Net increase                 10,857,625     $   759,578,491       7,051,291     $  401,629,719
                            ===========     ===============      ==========     ==============


Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 1998, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $10,913,082,425, $7,072,750,005, $283,177,518, and $288,937,344, respectively.
At September 30, 1998, the cost of investments for federal income tax purposes was $8,705,674,300, accordingly, gross unrealized appreciation was $272,638,288 and gross unrealized depreciation was $925,513,695, resulting in net unrealized depreciation of $652,875,407.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Trustee and Unitholders of
SPDR Trust Series 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PriceWaterhouseCoopers LLP
Boston, Massachusetts
November 23, 1998

SPDR TRUST SERIES 1

--------------------------------------------------------------------------------


SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY  10006


TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA  02110


DISTRIBUTOR
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 3100
Denver, CO  80202


INDEPENDENT ACCOUNTANTS
PriceWaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110


LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY  10005